Stock-Based Compensation (Restricted Stock Award) (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted shares, Unvested and outstanding at beginning of period year (in shares)	23,159	46,857	41,014
Granted (in shares)	2,500	11,591	17,500
Vested (in shares)	(3,532)	(13,127)	(11,657)
Forfeited (in shares)	0	(22,162)	0
Restricted shares, Unvested and outstanding at end of period year (in shares)	22,127	23,159	46,857
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted shares at beginning of period, weighted average, grant price (in usd per share)	$ 9.59	$ 7.59	$ 6.51
Restricted shares granted, weighted average (in usd per share)	11.04	10.98	9.20
Restricted shares vested, weighted average (in usd per share)	7.96	7.17	6.18
Restricted shares forfeited, weighted average (in usd per share)	0.00	7.54	0.00
Restricted shares at end of period, weighted average, grant price (in usd per share)	$ 10.01	$ 9.59	$ 7.59